Annual Fund Operating Expenses	Nov. 12, 2026
Tradr Triple Threat 2X Long Memory Daily ETF | Tradr Triple Threat 2X Long Memory Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	1.49%
Tradr Triple Threat 2X Long Quantum Daily ETF | Tradr Triple Threat 2X Long Quantum Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	1.49%
Tradr Triple Threat 2X Long Space Daily ETF | Tradr Triple Threat 2X Long Space Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	1.49%

[1]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[2]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[3]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.